Plan Description - Forfeitures (Details) - Covista Retirement Plan (the "Plan") - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Plan Description
Forfeited nonvested accounts	$ 36,848	$ 710,033
Contributions reduced from forfeited nonvested accounts	484,782	386,198
Forfeitures utilized to pay plan expenses	0	$ 0
Forfeitures re-issued to participants	$ 313,363